NICHOLAS-APPLEGATE FUND, INC.

Nicholas-Applegate Growth Equity Fund

Supplement dated September 24, 2008 to the Prospectus and Statement of Additional Information (“SAI”) dated February 29, 2008

Horacio A. Valeiras, CFA, is no longer serving as a Portfolio Manager to Nicholas-Applegate Growth Equity Fund. To reflect this change, all references to Mr. Valeiras are hereby deleted.

LR00233